Liquidity and management's plans	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Liquidation Basis Of Accounting Abstract [Abstract]
Liquidity and management's plans

Note 2 – Liquidity and management’s plans

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and continues to incur, significant losses from operations. The Company has funded its operations primarily through external investor financing transactions, including the following in 2018 and 2019 to date:

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On March 29, 2019, the Company closed a public offering (the “March 2019 Public Offering”) of 450,000 shares of its common stock at a public offering price of $12.00 per share. The offering raised gross proceeds of $5.4 million and net proceeds of approximately $4.8 million.

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On October 22, 2018, the Company closed a public offering (the “October 2018 Public Offering”) of 111,000 shares of its common stock at a public offering price of $29.00 per share. The offering raised gross proceeds of approximately $3.2 million and net proceeds of approximately $2.8 million.

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On June 11, 2018, the Company executed an Allonge (the “Allonge”) to its Second Amended and Restated Senior Secured Promissory Note, dated June 28, 2017, with a principal amount of $1,000,000 issued to Merck Global Health Innovation Fund, LLC (“MGHIF”).  The Allonge provided that accrued and unpaid interest of $285,512 due as of July 14, 2018, the original maturity date, be paid through the issuance of shares of OpGen’s common stock in a private placement transaction. In addition, the Allonge revised and extended the maturity date for payment of the Promissory Note to six semi-annual payments of $166,667 plus accrued and unpaid interest beginning on January 2, 2019 and ending on July 1, 2021. On July 30, 2018, the Company issued 7,212 shares of common stock to MGHIF in a private placement transaction for $285,512 of accrued and unpaid interest due as of July 14, 2018 under the MGHIF Note.

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On February 6, 2018, the Company closed a public offering (the “February 2018 Public Offering”) of 2,841,152 units at $3.25 per unit, and 851,155 pre-funded units at $3.24 per pre-funded unit, raising gross proceeds of approximately $12 million and net proceeds of approximately $10.7 million.  Each unit included one twentieth of a share of common stock and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share.  Each pre-funded unit included one pre-funded warrant to purchase one twentieth of a share of common stock for an exercise price of $0.20 per share, and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share. The common warrants are exercisable immediately and have a five-year term from the date of issuance. The 851,155 pre-funded warrants issued in the February 2018 Public Offering were exercised during the year ended December 31, 2018.

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On September 13, 2016, the Company entered into the Sales Agreement (the “Sales Agreement”) with Cowen and Company LLC (“Cowen”) pursuant to which the Company could offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million. During the year ended December 31, 2018, the Company sold 15,912 shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $0.6 million, and gross proceeds of $0.6 million. The at the market offering was terminated in connection with the October 2018 Public Offering.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, strategic financings or other transactions, additional equity financings, debt financings and other funding transactions, licensing and/or partnering arrangements and business combination transactions. There can be no assurance that the Company will be able to complete any such transaction on acceptable terms or otherwise. The Company believes that current cash plus the cash generated from the October 2019 Public Offering (See Note 13 – Subsequent Events) will be sufficient to fund operations into the first quarter of 2020 and to meet the Company’s obligations under the Interim Facility. This has led management to conclude that substantial doubt about the Company’s ability to continue as a going concern exists.  In the event the Company is unable to successfully raise additional capital during or before the end of the first quarter of 2020, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects, including the purchase of scientific equipment and supplies, until it is able to obtain sufficient financing. If such sufficient financing is not received on a timely basis, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection.

Note 2 - Going Concern and Management’s Plans

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Since inception, the Company has incurred, and continues to incur, significant losses from operations. The Company has funded its operations primarily through external investor financing arrangements and significant actions taken by the Company to reduce costs, including:

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On October 22, 2018, the Company closed a public offering (the “October 2018 Public Offering”) of 2,220,000 shares of its common stock at a public offering price of $1.45 per share. The offering raised gross proceeds of approximately $3.2 million and net proceeds of approximately $2.8 million.

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On June 11, 2018, the Company executed an Allonge (the “Allonge”) to its Second Amended and Restated Senior Secured Promissory Note, dated June 28, 2017, with a principal amount of $1,000,000 issued to Merck Global Health Innovation Fund, LLC (“MGHIF”).  The Allonge provided that accrued and unpaid interest of $285,512 due as of July 14, 2018, the original maturity date, be paid through the issuance of  shares of OpGen’s common stock in a private placement transaction. In addition, the Allonge revised and extended the maturity date for payment of the Note to six semi-annual payments of $166,667 plus accrued and unpaid interest beginning on January 2, 2019 and ending on July 1, 2021. On July 30, 2018, the Company issued 144,238 shares of common stock to MGHIF in a private placement transaction for $285,512 of accrued and unpaid interest due as of July 14, 2018 under the MGHIF Note.

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On February 6, 2018, the Company closed a public offering (the “February 2018 Public Offering”) of 2,841,152 units at $3.25 per unit, and 851,155 pre-funded units at $3.24 per pre-funded unit, raising gross proceeds of approximately $12 million and net proceeds of approximately $10.7 million.  Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.  Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. The common warrants are exercisable immediately and have a five-year term from the date of issuance. As of April 19, 2018, all 851,155 pre-funded warrants issued in the February 2018 Public Offering have been exercised.

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On July 18, 2017, the Company closed a public offering (the “July 2017 Public Offering”) of 18,164,195 units at $0.40 per unit, and 6,835,805 pre-funded units at $0.39 per pre-funded unit, raising gross proceeds of approximately $10 million and net proceeds of approximately $8.8 million.  jVen Capital, LLC (“jVen Capital”) was one of the investors participating in the offering. jVen Capital is an affiliate of Evan Jones, the Company’s Chairman of the Board and Chief Executive Officer.  Each unit included one twenty-fifth of a share of common stock and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share.  Each pre-funded unit included one pre-funded warrant to purchase one twenty-fifth of a share of common stock for an exercise price of $0.25 per share, and one common warrant to purchase one twenty-fifth of a share of common stock at an exercise price of $10.625 per share. The common warrants are exercisable immediately and have a five-year term from the date of issuance.  Approximately $1 million of the gross proceeds was used to repay the outstanding Bridge Financing Notes to jVen Capital in July 2017.

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In early June 2017, the Company commenced a restructuring of its operations to improve efficiency and reduce its cost structure.  Under the restructuring plan the Company is consolidating its operations, including manufacturing, for its FDA-cleared and CE marked QuickFISH and PNA FISH families of products and research and development activities for the Acuitas AMR Gene Panel products and services, in Gaithersburg, Maryland, and reducing the size of its commercial organization while the Company works to complete the development of its Acuitas AMR Gene Panel and Acuitas Lighthouse Knowledgebase products and services in development.

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On May 31, 2017, the Company entered into a Note Purchase Agreement with jVen Capital, under which jVen Capital agreed to provide bridge financing in an aggregate principal amount of up to $1,500,000 to the Company in up to three separate tranches of $500,000 (each, a “Bridge Financing Note” and collectively, the “Bridge Financing Notes”).  In connection with the issuance of Bridge Financing Notes, in June and July 2017, the Company issued jVen Capital stock purchase warrants to acquire 5,634 shares with an exercise price of $19.50 per share, and warrants to acquire 6,350 shares with an exercise price of $17.25 per share.  The Company drew down on two of three Bridge Financing Notes during June and July 2017, and repaid such outstanding Bridge Financing Notes in full upon the closing of the July 2017 Public Offering.

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On September 13, 2016, the Company entered into the Sales Agreement (the “Sales Agreement”) with Cowen and Company LLC (“Cowen”) pursuant to which the Company may offer and sell from time to time, up to an aggregate of $25 million of shares of its common stock through Cowen, as sales agent, with initial sales limited to an aggregate of $11.5 million.  As of December 31, 2018, the Company sold an aggregate of 690,247 shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $8.8 million, and gross proceeds of $9.4 million. During the year ended December 31, 2018, the Company has sold 318,236 shares of its common stock under this at the market offering resulting in aggregate net proceeds to the Company of approximately $0.6 million, and gross proceeds of $0.6 million. In connection with the October 2018 Public Offering, the Company terminated the at the market offering.

To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, strategic financings or other transactions, additional equity financings, debt financings and other funding transactions, licensing and/or partnering arrangements and business combination transactions. There can be no assurance that the Company will be able to complete any such transaction on acceptable terms or otherwise. The Company believes that current cash will be sufficient to fund operations into the second quarter of 2019. This has led management to conclude that substantial doubt about the Company’s ability to continue as a going concern exists.  In the event the Company is unable to successfully raise additional capital during or before the second quarter of 2019, the Company will not have sufficient cash flows and liquidity to finance its business operations as currently contemplated. Accordingly, in such circumstances the Company would be compelled to immediately reduce general and administrative expenses and delay research and development projects, including the purchase of scientific equipment and supplies, until it is able to obtain sufficient financing. If such sufficient financing is not received on a timely basis, the Company would then need to pursue a plan to license or sell its assets, seek to be acquired by another entity, cease operations and/or seek bankruptcy protection.